Transactions with Related Parties and Joint Operators	12 Months Ended
Dec. 31, 2022
Transactions With Related Parties And Joint Operators [Abstract]
Transactions with Related Parties and Joint Operators

11. Transactions with Related Parties and Joint Operators

A. Transactions with related parties

The main transactions among Company and its related parties are summarized as follows:

In thousands of soles	2020	2021	2022
Revenue from sales of goods and services:
- Joint operations	15,903	22,374	48,042
- Associates	5	-	-
	15,908	22,374	48,042
Purchase of goods and services:
- Associates	1,225	4,478	1,842
	1,225	4,478	1,842

B. Related parties transactions

Transactions among related parties are made based on current price lists and according to the terms and conditions similar to those agreed with third parties.

As of December 31, 2021 and 2022 the balances at the end of the year were the following:

	As of December 31, 2021		As of December 31, 2022
In thousands of soles	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,792	-	9,606	-
Consorcio Inti Punku	1,865	1,733	4,030	3,104
Consorcio GyM Conciviles	1,479	1,074	-	1,426
Consorcio Italo Peruano	1,394	106	1,524	-
Consorcio Manperan	1,389	4,968	603	4,064
Consorcio Ermitaño	1,028	515	547	-
Consorcio Peruano de Conservacion	654	2,392	752	2,629
Consorcio Norte Pachacutec	125	282	57	246
Terminales del Peru	92	399	88	600
Consorcio Constructor Chavimochic	-	9,301	-	9,421
Consorcio Rio Mantaro	-	7,043	-	12,247
Consorcio Vial Quinua	-	1,947	-	1,945
Consorcio CDEM	-	1,545	-	-
Consorcio GyM-Stracon	-	143	-	160
Consorcio TNT Vial y Vives – DSD Chile Ltda	-	633	8,664	3,153
Other minors	288	1,803	1,874	1,139
	18,106	33,884	27,745	40,134

Other related parties
Ferrovias S.A.	-	15,513	-	13,354
Peru Piping Spools S.A.C.	2,711	1,607	-	-
	2,711	17,120	-	13,354
Current portion	20,817	51,004	27,745	53,488

Non-current portion
Gasoducto Sur Peruano S.A. (Note 14.A.i)	643,897	-	542,392	-
Ferrovias S.A.	-	14,690	-	15,054
Ferrovias Participaciones S.A.	-	36,022	-	12,239
Non-current	643,897	50,712	542,392	27,293

As of December 31, 2021 and 2022, accounts receivable and accounts payable are mainly of current maturity and have no specific guarantees. These balances do not bear interest considering their maturity in the short term.

The corporation carries out its operations with related companies under the same conditions as those carried out with third parties; consequently, there are no differences in pricing policies or in the basis for tax settlement; with respect to payment methods, these do not differ from policies granted to third parties. Transactions with non-controlling interests are disclosed in Note 34.

C. Key Management remuneration

Key Management includes executive and non-executive directors, members of the Executive Committee and Internal Audit Management. In 2022 remuneration paid or payable to key Management amounted to S/33 million and only included short-term benefits (in 2021 a balance of S/ 33.5 million and S/22.7 million in 2020).